Condensed Financial Information of Parent Company - Condensed Statements of Operations (Detail) - USD ($) $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Statements Captions [Line Items]
Interest expense	$ (2,885)		$ (2,747)		$ (2,626)		$ (2,448)		$ (2,352)	$ (2,372)	$ (2,418)	$ (2,468)	$ (10,706)	$ (9,610)	$ (12,261)
Other expenses													(5,224)	(6,290)	(12,937)
Loss before equity in undistributed loss of subsidiaries and income tax benefit													9,022	11,417	(28,491)
Income tax benefit	53,281	[1]	(287)	[1]	(299)	[1]	(300)	[1]	(246)	(383)	(284)	(284)	52,395	(1,197)	(1,317)
NET INCOME (LOSS) AVAILABLE TO COMMON SHAREHOLDERS	$ 55,998		$ 1,630		$ 2,963		$ 826		$ 1,452	$ 3,164	$ 2,828	$ 2,776	61,417	10,220	(29,808)
Parent Company [Member]
Condensed Financial Statements Captions [Line Items]
Interest expense													(2,574)	(2,200)	(2,150)
Other expenses													(4,638)	(3,791)	(4,037)
Management fee income													4,715	3,886	4,130
Loss before equity in undistributed loss of subsidiaries and income tax benefit													(2,497)	(2,105)	(2,057)
Equity in undistributed income (loss) of subsidiaries													62,911	11,639	(28,480)
Income tax benefit													1,003	686	729
NET INCOME (LOSS) AVAILABLE TO COMMON SHAREHOLDERS													$ 61,417	$ 10,220	$ (29,808)

[1]	The December 31, 2016 quarter includes a $53.7 million tax benefit related to the reversal of a portion of the Company’s deferred tax asset valuation allowance.